Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Jan. 31, 2023
Disclosure Of Other Financial Liabilities [abstract]
Dealer holdback programs and customer deposits	$ 40.1	$ 48.0
Due to Bombardier Inc.	22.4	22.7
Derivative financial instruments	7.8	41.2
Non-controlling interest liability	26.4	20.8
Other	14.2	17.8
Total other financial liabilities	110.9	150.5
Current	45.8	90.7
Non-current	65.1	59.8
Total other financial liabilities	$ 110.9	$ 150.5